Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Group's future minimum commitments under non-cancelable agreements
As of December 31, 2023, the Group’s future minimum commitments under non-cancelable
agreements were as follows:

	Less than one year	One to three years	More than three years	Total
	RMB	RMB	RMB	RMB
Purchase commitments	266,619	3,263	—	269,882
Capital commitments	467	—	—	467

Total	267,086	3,263	—	270,349